SHAREHOLDERS EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SHAREHOLDERS EQUITY [Text Block]

NOTE 15 — SHAREHOLDERS’ EQUITY

Statutory Reserve

Our PRC subsidiary is required under PRC laws and regulations to allocate at least 10% of our annual after-tax profits determined in accordance with PRC GAAP to a statutory general reserve fund until the amounts in said fund reach 50% of our PRC subsidiary’s registered capital. Allocations to these statutory reserve funds can only be used for specific purposes and are not transferable to us in the form of loans, advances or cash dividends.

Securities Purchase Agreement

On May 11, 2012, Longhai Steel Inc. entered into a securities purchase agreement (the “ Securities Purchase Agreement ”) with certain accredited investors (the “ Investors ”) pursuant to which the Company agreed to sell to the Investors 1,600,000 units for $0.75 per unit, for total proceeds of $1.2 million. Each unit entitles the Investors to purchase one share of the Company’s common stock at $0.75 per share and a three-year warrant to purchase one-half of one share of common stock at the exercise price of $1.00 per share (the “ Warrants ”). The total shares issued to the Investors were 1,600,000 (the “ Shares ”), representing approximately 13.3% of the issued and outstanding capital stock of the Company on a fully-diluted basis as of and immediately after consummation of the transactions contemplated by the Securities Purchase Agreement. 800,002 Warrants were issued as a result of the Securities Purchase Agreement, the fair value of the Warrants deducted the additional paid-in capital generated from issuance of the Shares. The closing of the transactions occurred on June 6, 2012 upon the fulfillment of closing conditions contained in the Securities Purchase Agreement.

The Company uses Black-Scholes option-pricing model to estimate the fair value of its warrants. The fair value of warrants was estimated on the date of grant. Valuation assumptions used in the Black-Scholes model for warrants issued include: (1) discount rate of 1.575% based on United States Treasury yield in effect at the time of the grant, (2) expected term of 3 years as the expiration date of the warrants, (3) expected volatility of 51.9%, and (4) zero expected dividend. The calculated fair value of the grant at grant date was $176,000. No warrants were exercised during the six months ended June 30, 2012.

For the Securities Purchase Agreement , the Company signed an agreement with Network 1 Financial Securities, Inc. (the “Placement Agent) as the placement agent. According to the agreement, at the initial closing, and at each subsequent closing, the Company shall pay to the Placement Agent a commission equal to 10% of the aggregate purchase price of the securities sold by the Placement Agent. The Company will also issue to the Placement Agent or its designees warrants to purchase 10% of the total shares sold in the offering with a $1 exercise price expiring in three years and a cashless exercise option. The Company will also pay to Placement Agent 3% of the offering proceeds as non-accountable expenses. A total of $156,000 cash commission and 160,000 shares of warrants was grant to the Placement Agent. Such commission directly attributable to the offering charged against the gross proceeds of the offering.

Stock award to officers

On April 14, 2012 the “Company” and Mr. Steve Ross, the Company’s Senior Vice President, entered into a restricted shares grant agreement (the “Restricted Shares Grant Agreement”) pursuant to which Mr. Ross was granted 290,000 shares of common stock, par value $0.001 (“Common Stock”) with such restricted stock vesting on April 14, 2012. Meanwhile, the option agreement, dated December 21, 2011, between the Company and Mr. Ross was cancelled. All the remaining fair value of the cancelled option of and the incremental fair value were recorded at the replacement date in April. The total compensation cost was the incremental cost of $26,427 plus the fair value of the cancelled award of $171,533. The calculated fair value was 0.5718 per share with a total of $171,533 using Black-Scholes option-pricing model. The incremental cost of the replacement award of $26,427 equals to the fair value of the new award over the fair value of the original awards at the cancellation date. Fair value of the new awards equal to the quoted market price of the stock on the replacement date, which is $1.2 each share with a total fair value of $348,000, and the fair value of the original awards at the replacement date was $1.072 each share with a total fair value of $321,573.

On April 14, 2012, the Company’s board of directors (the “Board”) approved the issuance of 30,000 shares of the Company’s Common Stock to each of Mr. Heyin Lv, the Company’s Chief Financial Officer, Ms. Dongni Han, the Board Secretary and Ms. Dongmei Pan, the Chief Technology Officer. Using fair market price at the grant date of $1.2 per share at the grant date, the total fair value of the stock grant at the grant date was $108,000.

NOTE 13– SHAREHOLDERS’ EQUITY

Our PRC subsidiary is required under PRC laws and regulations to allocate at least 10% of our annual after-tax profits determined in accordance with PRC GAAP to a statutory general reserve fund until the amounts in said fund reach 50% of our PRC subsidiary’s registered capital. Allocations to these statutory reserve funds can only be used for specific purposes and are not transferable to us in the form of loans, advances or cash dividends.